Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Potentially Dilutive Shares

The following potentially dilutive shares have been excluded from the calculation of diluted net loss per share as their effect would be anti-dilutive for the three months ended March 31, 2025 and 2024:

	March 31,	March 31,
	2025	2024
Stock options	22,850	28,850
Warrants	2,211,730	404,580
	2,234,580	433,430

The following potentially dilutive shares have been excluded from the calculation of diluted net loss per share as their effect would be anti-dilutive for the years ended December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
Stock options	22,850	28,850
Warrants	2,211,730	404,580
	2,234,580	433,430